TAXATION - Valuation allowance (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Beginning Balance	¥ 302,834,095	$ 47,521,277	¥ 321,240,842
Decrease in valuation allowance	(179,000,000)	(28,081,409)	(18,406,747)
Ending Balance	¥ 123,882,503	$ 19,439,868	¥ 302,834,095